LEASES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Xtribe PLC [Member]
Restructuring Cost and Reserve [Line Items]
LEASES

NOTE 6 - LEASES

The Company is obligated under two lease agreements, one finance lease and one operating leases for office spaces located in Milan and Pesaro, Italy. The term of the lease contracts is six years for both contracts with maturity dates between January and February 2025. For the operating leases, the contract provides that the Company has the option to renew the lease for an additional 6-year term, which the Company is considered reasonably certain to exercise.

The components of lease expense were as follows:

	For the Six Months Ended June 30, 2024	For the Six Months Ended June 30, 2023
Finance lease cost:
Amortization of ROU asset	$20,663	$20,663
Interest on lease liabilities	986	1,040
Operating lease cost	15,270	15,408
Total lease cost	$36,919	$37,111

Supplemental lease term and discount rate information related to leases was as follows:

	June 30, 2024	December 31, 2023
Weighted-average remaining lease terms – operating leases	6.5 years	7 years
Weighted-average discount rate – operating leases	3.75%	3.75%

Weighted-average remaining lease terms – finance leases	0.5 years	1 years
Weighted-average discount rate – finance leases	3.75%	3.75%

Supplemental cash flow information related to leases was as follows:

	For the Six Months Ended June 30, 2024	For the Six Months Ended June 30, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$15,113	$15,113
Finance cash flows from finance leases	$6,717	$6,717

The future minimum lease payments under non-cancelable leases as of June 30, 2024, are as follows:

	Finance Leases	Operating Leases	Total
2024	$6,717	$15,115	$21,832
2025	181,583	30,227	211,810
2026	-	30,227	30,227
2027	-	30,227	30,227
2028	-	30,227	30,227
Thereafter	-	65,487	65,487
Total lease payments	188,300	201,510	389,810
Less: Imputed interest	1,116	6,865	7,981
Total	$187,184	$194,645	$381,829

NOTE 6 - LEASES

The Company is obligated under two lease agreements, one finance lease and one operating leases for office spaces located in Milan, Italy. The term of the lease contracts is six years for both contracts with maturity dates between January and February 2025. For the finance lease, the contract provides that the Company has the right to purchase the leased property within 120 days prior to the termination of the contract, which the Company is considered reasonably certain to exercise. For the operating leases, the contract provides that the Company has the option to renew the lease for an additional 6-year term, which the Company is considered reasonably certain to exercise.

The components of lease expense were as follows:

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
Finance lease cost:
Amortization of ROU asset	$41,326	$41,326
Interest on lease liabilities	2,056	2,172
Operating lease cost	30,751	33,884
Total lease cost	$74,133	$77,382

Supplemental lease term and discount rate information related to leases was as follows:

	As of December 31, 2023	As of December 31, 2022
Weighted-average remaining lease terms – operating leases	7 years	8 years
Weighted-average discount rate – operating leases	3.75%	3.75%

Weighted-average remaining lease terms – finance leases	1 years	2 years
Weighted-average discount rate – finance leases	3.75%	3.75%

XTRIBE P.L.C and Subsidiaries

Notes to Consolidated Financial Statements

Supplemental cash flow information related to leases was as follows:

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$30,227	$33,070
Finance cash flows from finance leases	$13,434	$13,434

Right-of-use assets obtained in exchange for new lease liabilities:
Operating leases	$-	$11,319
Finance leases	$-	$-

The future minimum lease payments under non-cancelable leases as of December 31, 2023, are as follows:

	Finance Leases	Operating Leases	Total
2024	$13,434	$30,227	$43,661
2025	181,583	30,227	211,810
2026	-	30,227	30,227
2027	-	30,227	30,227
2028	-	30,227	30,227
Thereafter	-	65,487	65,487
Total lease payments	195,017	216,622	411,639
Less: Imputed interest	2,102	7,915	10,017
Total	$192,915	$208,707	$401,622